Offsets	Nov. 03, 2025 USD ($)
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Trio-Tech International
Form or Filing Type	S-3
File Number	333-261485
Initial Filing Date	Dec. 03, 2021
Fee Offset Claimed	$ 927.00
Security Type Associated with Fee Offset Claimed	Unallocated (Universal) Shelf
Unsold Aggregate Offering Amount Associated with Fee Offset Claimed	$ 10,000,000.00
Offset Note	(1) The Registrant's registration statement on Form S-3 (File No. 333-261485) was initially filed on December 3, 2021 and was declared effective on March 1, 2022, and was for a universal shelf which included such indeterminate number or amount, as the case may be, of common stock, warrants and/or units consisting of some or all of these securities in any combination, as may be sold from time to time by the registrant.
Termination / Withdrawal Statement	On December 3, 2021, the Registrant filed a registration statement on Form S-3 (File No. 333-261485) (the "Prior Registration Statement"), to register securities with an aggregate maximum offering price of $10,000,000 (the "Offering"), and paid a registration fee of $927.00 in connection therewith. An aggregate of $10,000,000 of securities registered on the Prior Registration Statement were unsold as of the termination of the Offering. Pursuant to Rule 457(p) under the Securities Act, the Registrant is offsetting the registration fee paid herewith by $927.00, which represents the portion of the registration fee previously paid with respect to $10,000,000 of unsold securities previously registered on the registration statement on the Prior Registration Statement. The total amount of the calculated registration fee before offsetting the registration fee previously paid is $7,655.00. Accordingly, $6,728.00 is paid with this Registration Statement.
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Trio-Tech International
Form or Filing Type	S-3
File Number	333-261485
Filing Date	Dec. 03, 2021
Fee Paid with Fee Offset Source	$ 927.00
Offset Note	(1) The Registrant's registration statement on Form S-3 (File No. 333-261485) was initially filed on December 3, 2021 and was declared effective on March 1, 2022, and was for a universal shelf which included such indeterminate number or amount, as the case may be, of common stock, warrants and/or units consisting of some or all of these securities in any combination, as may be sold from time to time by the registrant. (2) Pursuant to Rule 457(p) under the Securities Act, the Registrant hereby offsets the total registration fee due under this registration statement by $927.00 (calculated at the fee rate in effect at the date of the Registrant's prior registration statement), which represents the portion of the registration fee previously paid with respect to $10,000,000 of unsold securities previously registered under the prior registration statement on Form S-3 (File No. 333-261485).